PREPAID EXPENSES	3 Months Ended
Mar. 31, 2026
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
PREPAID EXPENSES

7.	Prepaid Expenses

Prepaid expenses comprise of the following:

	March 31, 2026	December 31, 2025
Current
Software subscription	$10,875	$-
Total current	$10,875	$-

Non-current
Payroll tax deposit	$20,000	$-
Total non-current	$20,000	$-

The software subscription balance represents the unamortized portion of a prepaid annual subscription commencing January 1, 2026. The subscription is amortized on a straight-line basis over the twelve-month term, with $3,625 recognized in operating expenses during the three months ended March 31, 2026 (March 31, 2025: nil).

The payroll tax deposit represents funds held on deposit with the Company’s payroll services provider to facilitate payroll tax remittance services. This deposit is non-interest bearing and is expected to be held for the duration of the service arrangement, which has no fixed end date. Accordingly, this amount has been classified as a long-term asset.